California Investment Trust
                        44 Montgomery Street, Suite 2100
                         San Francisco, California 94104
                            Telephone (800) 225-8778
                            Internet www.citfunds.com


November 1, 2004

Securities and Exchange Commission
Office of Filings, Information and Consumer Services
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

Re:        California Investment Trust
           File Nos. 33-499 and 811-4417

Ladies and Gentlemen:

           Pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, please accept for filing Post-Effective Amendment No. 28 (the "Amendment") to the Registration Statement of California Investment Trust (the "Trust") on Form N-1A.

           The primary purpose of this filing is to update the Trust's disclosure regarding market timing, selective disclosure of portfolio holdings and fair value pricing, pursuant to the recently adopted amendments to Form N-1A outlined in Release Nos. 33-8408; IC-26418 (April 16, 2004).

           Please direct any inquiries regarding this filing to the undersigned at (415) 398-2727.

Very truly yours,


/s/ Stephen C. Rogers
-----------------------------------
Stephen C. Rogers